Redeemable non-controlling interest -Reconciliation (Detail) - USD ($)		12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year		$ 2,596,000	$ 2,621,000
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest		0	(1,237,000)	$ (282,000)
Other comprehensive loss attributable to redeemable non-controlling interest		131,000	(143,000)
Additional paid-in-capital adjustments:
Adjustment to redemption value		473,000	1,355,000	78,000
Redemption of non-controlling interest	$ (3,200,000)	(3,200,000)	0
Balance, end of year		$ 0	$ 2,596,000	$ 2,621,000